Keeley Mid Cap Dividend Value Fund
KEELEY Mid Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Mid Cap Dividend Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Mid Cap Dividend Value Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.56%	1.56%
Dividend and/or Interest Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		2.83%	2.58%
Fee Waiver and/or Expense Reimbursement	[1]	(1.42%)	(1.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	1.16%
[1]	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Mid Cap Dividend Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	587	1,159	1,756	3,367
Class I	118	667	1,243	2,809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations (October 3, 2011) through its fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KMDVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
1Q 2012	9.12%	2Q 2012	(2.95)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND
Average Annual Total Returns Keeley Mid Cap Dividend Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	9.89%	19.53%	Oct. 03, 2011
Class A Return after taxes on distributions	[1][2]	9.61%	19.22%	Oct. 03, 2011
Class A Return after taxes on distributions and sale of fund shares	[1][2]	6.78%	16.63%	Oct. 03, 2011
Class I	[1]	15.31%	24.32%	Oct. 03, 2011
Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)	[1]	18.51%	30.96%	Oct. 03, 2011
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.